Bridge Loans and Long-Term Debt (Details) - Schedule of Black-Scholes Option Pricing Model - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share	$ 0.3	$ 1.75
Exercise price	$ 10	$ 10
Risk-free interest rate	2.73%	4.25%
Expected volatility	60.00%	60.00%
Expected life	3 years 8 months 15 days	4 years 8 months 15 days
Dividend yield	0.00%	0.00%
Fair value	$ 0.001	$ 0.33
Tranche B-1 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share	61.09
Exercise price	$ 0.01
Risk-free interest rate	4.89%
Expected volatility	60.00%
Expected life	14 days
Dividend yield	0.00%
Fair value	$ 84.65
Tranche B-2 Conversion Option [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share	4.74
Exercise price	$ 10
Risk-free interest rate	3.23%
Expected volatility	60.00%
Expected life	5 years
Dividend yield	0.00%
Fair value	$ 2.22
Tranche A-1 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share		22.92
Exercise price		$ 0.01
Risk-free interest rate		4.66%
Expected volatility		60.00%
Expected life		14 days
Dividend yield		0.00%
Fair value		$ 30.56
Tranche A-2 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share		22.6
Exercise price		$ 0.01
Risk-free interest rate		4.81%
Expected volatility		60.00%
Expected life		14 days
Dividend yield		0.00%
Fair value		$ 29.79
Conversion option [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share	4.74	1.67
Exercise price	$ 10	$ 10
Risk-free interest rate	4.05%	3.64%
Expected volatility	60.00%	60.00%
Expected life	5 years	5 years
Dividend yield	0.00%	0.00%
Fair value	$ 2.37	$ 0.33
Conversion option 1 [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share		1.75
Exercise price		$ 10
Risk-free interest rate		3.92%
Expected volatility		60.00%
Expected life		5 years
Dividend yield		0.00%
Fair value		$ 0.36